NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTERESTS
27.	NONCONTROLLING INTERESTS

Techsoft Holding and its subsidiary

On March 17, 2006, the Group and QUALCOMM established TechSoft Holding, which engaged in the business of developing software applications for wireless communication devices. The Group and QUALCOMM hold 70% and 30% of TechSoft Holding’s share capital, respectively.

798 Entertainment, its subsidiaries and VIE

In July 2009, 798 Entertainment, a wholly owned subsidiary of the Group, issued 345,722 Class B Ordinary Shares to Infiniti Capital Limited (an independent third party), for $10,000 cash at an issuance price of $28.92 per share (“Base Price”), with par value of $0.01 per share. The Group incurred legal costs of $162 in relation to the issuance of these Class B Ordinary Shares. Therefore the net proceeds were $9,838.

These Class B Ordinary Shares are convertible into the 798 Entertainment’s Ordinary Shares at the option of Infiniti Capital Limited. The conversion price is initially set to be the Base Price and subject to adjustment.

In addition to the standard anti-dilution adjustment, the conversion price will also be adjusted down if the audit net income of 798 Entertainment in the twelve calendar months ending June 30, 2010, 2011 and 2012 is lower than $15,000, $30,000 and $45,000, respectively.

The Class B Ordinary Share will be automatically converted (based on the then-effective conversion price) into 798 Entertainment’s Ordinary Shares immediately prior to and conditional upon the closing of a Qualified Public Offering of 798 Entertainment.

No dividend or distribution shall be declared, paid, set aside or made with respect to 798 Entertainment’s ordinary shares at any time unless a distribution is likewise declared, paid set aside or made, respectively, at the same time with respect to each outstanding 798 Entertainment’s Class B Ordinary Share as if these Class B Ordinary Shares had been converted into 798 Entertainment’s ordinary shares.

After this issuance, the Group retained its control of 798 Entertainment, but reduced its share ownership in 798 Entertainment from 100% to 74.3%. This transaction was accounted for as an equity transaction. Therefore, no gain or loss is recognized in consolidated net income or comprehensive income. The initial carrying amount of the noncontrolling interest, $2,356, is calculated as the net assets of the investee, 798 Entertainment, times the noncontrolling’s percentage, 25.7%. The difference between the proceeds received, $9,838, and the initial carrying value of the noncontrolling interest, $2,356, was recognized as an increase in additional paid-in capital attributable to the Group.

On September 8, 2010, the Note Holders of Convertible Notes issued by 798 Entertainment have converted 37.5% of the Convertible Notes’ face value to class B ordinary shares of 798 Entertainment at the predetermined conversion price of $28.92, and 129,668 class B ordinary shares were issued to the Note Holders with par value of $0.01. Upon this conversion of the Convertible Notes, the Group retained its control of 798 Entertainment, but further reduced its share ownership in 798 Entertainment from 74.3% to 67.8%. This transaction was accounted for as an equity transaction, therefore, no gain or loss is recognized in consolidated net income or comprehensive income. The initial carrying amount of the noncontrolling interest, $3,546, is calculated as the net assets of the investee, 798 Entertainment, times the noncontrolling’s percentage, 32.2%, then less the value of the noncontrolling interest just before the conversion of Convertible Notes.

The carrying amount of accumulated other comprehensive income of 798 Entertainment was adjusted to reflect the change in the ownership interest of 798 Entertainment through a corresponding credit to additional paid -in capital attributable to the Group.

Techfaith Hangzhou, Techfaith Intelligent Beijing and its subsidiary

On September 16, 2011, Techfaith Hangzhou, Techfaith Intelligent Handset Beijing and BEIID established Tecface Communication Equipment Beijing, which will be engaged in mobile phone production activities in Beijing. Techfaith Hangzhou and Techfaith Intelligent Handset Beijing hold 49% and 11% of equity interest of Tecface Communication Equipment Beijing, respectively, and BEIID holds 40% of equity interest of Tecface Communication Equipment Beijing.

Fair Nice and its subsidiary

On September 22, 2011, Fair Nice and Shenyang High and New Investment Co. Limited (“Shenyang Investment”), established Tecface International Mobile, which will be engaged in mobile phone research and production activities in Shenyang. Fair Nice holds 83.3% of equity interest of the Tecface International Mobile and Shenyang Investment holds 16.7% of equity interest of Tecface International Mobile.